PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other current assets consisted of the following:
	November 30, 2020	May 31, 2020
Deposits	$2,262	$2,315
Prepaid expenses	295,058	231,777
Total	$297,320	$234,092

Prepaid expenses and other current assets consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Deposits	$2,315	211,493
Prepaid expenses	231,777	178,920
Total	$234,092	$390,413